Goodwill - Details of the Changes in Goodwill (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance		₩ 2,072,493	₩ 2,075,009
Reclassified as assets held for sale	[1]		(2,516)
Ending balance		₩ 2,072,493	₩ 2,072,493

[1]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the goodwill amounting to ₩2,516 million of SK m&service Co., Ltd. as assets held for sale.